Income Taxes - Summary of reconciliations of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Effective reconciliations of the income tax expense
Income/(loss) before income tax expense	¥ (16,731)	$ (2,292)	¥ 5,081	¥ 4,588
Income tax expense/(benefit) at statutory tax rate	(4,183)	(573)	1,270	1,147
International tax rate difference	2,984	409	(289)	14,598
Effect of preferential tax rates	(460)	(63)	(3,970)	(9,083)
Non-deductible entertainment expenses	339	46	454	4,637
Non-deductible stock compensation			(124)	4,940
Other non-deductible expense	452	62		222
Research and development expense super-deduction	(1,357)	(186)	(1,520)	(2,003)
Changes in valuation allowance	(12,576)	(1,723)	(1,355)	424
Effects of deregistered/disposed entities	7,255	994
Changes of uncertain tax position	(13,140)	(1,800)	1,789	3,597
Over-provisions of prior years	2,250	308
Interest expense	4,593	629	2,818	2,523
Total income tax expense/(benefit)	¥ (18,343)	$ (2,513)	¥ (927)	¥ 21,002